Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Acquired Intangible Assets, Net

Acquired intangible assets, net consisted of the following:

	December 31,
	2012				2013
	Gross carrying amount	Accumulated amortization	Accumulated impairment loss	Net carrying amount	Gross carrying amount	Accumulated amortization	Accumulated impairment loss	Net carrying amount

Intangible assets with definite life:
- Software license	$10,742	$(4,774)	$(2,107)	$3,861	$15,634	$(7,171)	$(5,665)	$2,798
- Customer base	680	(393)	(287)	—	680	(393)	(287)	—
- Contract backlog	20	(20)	—	—	20	(20)	—	—
- Trade name and domain name	1,670	—	(1,470)	200	1,670	(50)	(1,620)	—

	$13,112	$(5,187)	$(3,864)	$4,061	$18,004	$(7,634)	$(7,572)	$2,798

Future Amortization Expenses for Net Carrying Amount of Intangible Assets	The future amortization expenses for the net carrying amount of intangible assets with definite lives as of December 31, 2013 were as follows:

Year 2014	$1,084
Year 2015	1,076
Year 2016	638

$2,798